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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne R. Staples
         --------------------------------------
Title:   Chief Financial and Compliance Officer
         --------------------------------------
Phone:   312-377-8225
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Dianne R. Staples              Chicago, Illinois   November XX, 2005
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $1,785,316

List of Other Included Managers:

None
Dianne R. Staples
Chief Financial and Compliance Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8225
F: 312-377-8299
Email: Dianne@Kgredding.com

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                           FORM 13F INFORMATION TABLE
                                    30-Sep-05

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  ------ ------
 1 American Tower Corp                     029912201   13775   552100   SH           Sole                     500300          51800
 2 SBA Communications
   Corp                                    78388J106   10197   660000   SH           Sole                     595200          64800
 3 RioCan REIT            COM              766910103   14256   735100   SH           Sole                                    735100
 4 Summit REIT            COM              865916100   14807   753800   SH           Sole                                    753800
 5 Acadia Realty Trust    COM              004239109   18258  1014900   SH           Sole                     441093         573807
 6 American Campus
   Communities In         COM              024835100    3999   166500   SH           Sole                     117900          48600
 7 American Financial
   Realty Trus            COM              02607P305   46617  3282902   SH           Sole                     881593        2401309
 8 Archstone-Smith Trust  COM              039583109   20693   519000   SH           Sole                                    519000
 9 BNP Residential
   Properties Inc         COM              05564T103    6794   473450   SH           Sole                     424576          48874
10 BioMed Realty Trust
   Inc                    COM              09063H107   37517  1512800   SH           Sole                     451300        1061500
11 Boston Properties Inc  COM              101121101   18191   256566   SH           Sole                                    256566
12 Brookfield Properties
   Corp                   COM              112900105   35321  1198550   SH           Sole                     347100         851450
13 Camden Property Trust  COM              133131102   57816  1037055   SH           Sole                     334752         702303
14 Capital Automotive
   REIT                   COM              139733109    3871   100000   SH           Sole                      90700           9300
15 Comstock Homebuilding
   Cos Inc                COM              205684103   15643   785279   SH           Sole                     707962          77317
16 Developers Diversified
   Realty                 COM              251591103   14972   320600   SH           Sole                                    320600
17 Digital Realty Trust
   Inc                    COM              253868103   41977  2332057   SH           Sole                     801557        1530500
18 Education Realty Trust
   Inc                    COM              28140H104   25569  1531100   SH           Sole                     687270         843830
19 Essex Property Trust
   Inc                    COM              297178105   18018   200200   SH           Sole                                    200200
20 Extra Space Storage
   Inc                    COM              30225T102   15488  1007000   SH           Sole                       6200        1000800
21 First Industrial
   Realty Trust           COM              32054K103   29743   742650   SH           Sole                     324250         418400
22 Forest City
   Enterprises Inc -      COM              345550107   14078   369500   SH           Sole                     334100          35400
23 General Growth
   Properties Inc         COM              370021107  132336  2945390   SH           Sole                    1038432        1906958
24 Glenborough Realty
   Trust Inc              COM              37803P105   23852  1242276   SH           Sole                     567530         674746
25 Gramercy Capital Corp  COM              384871109    8312   346900   SH           Sole                     243800         103100
26 Hilton Hotels Corp     COM              432848109   83877  3757915   SH           Sole                    1525471        2232444
27 Huntingdon REIT        COM              446027104   13512  5300000   SH           Sole                    4750000         550000
28 JER Investors Trust
   Inc                    COM              46614H301    5827   322639   SH           Sole                     292129          30510
29 Levitt Corp            COM              52742P108   32773  1428637   SH           Sole                     889937         538700
30 Maguire Properties Inc COM              559775101   65178  2169001   SH           Sole                     704800        1464201
31 Marriott International
   Inc                    COM              571903202    8801   139705   SH           Sole                     125305          14400
32 Mills Corp             COM              601148109   31163   565770   SH           Sole                     171450         394320
33 Omega Healthcare
   Investors Inc          COM              681936100   31766  2282036   SH           Sole                     617550        1664486
34 Orient-Express Hotels
   Ltd                    COM              G67743107    4732   166500   SH           Sole                     149100          17400
35 Post Properties Inc    COM              737464107   47688  1280217   SH           Sole                     368553         911664
36 ProLogis               COM              743410102  132329  2986443   SH           Sole                    1046074        1940369
37 Ramco-Gershenson
   Properties Tr          COM              751452202   28418   973539   SH           Sole                     426100         547439
38 Reckson Associates
   Realty Corp            COM              75621K106   32567   942600   SH           Sole                     411100         531500
39 Regency Centers Corp   COM              758849103   50826   884700   SH           Sole                     272300         612400
40 Simon Property Group
   Inc                    COM              828806109  165501  2232878   SH           Sole                     748614        1484264
41 St. Joe Company        COM              790148100   44596   714111   SH           Sole                     444777         269334
42 Starwood Hotels &
   Resorts Worl           COM              85590A203  118460  2072063   SH           Sole                     686432        1385631
43 Strategic Hotel
   Capital Inc            COM              86272T106    2041   111800   SH           Sole                      63300          48500
44 Sunstone Hotel
   Investors Inc          COM              867892101   44353  1818500   SH           Sole                     483400        1335100
45 U-Store-It Trust       COM              91274F104   34062  1680400   SH           Sole                     411100        1269300
46 United Dominion Realty
   Trust I                COM              910197102   47673  2011507   SH           Sole                     600714        1410793
47 Ventas Inc             COM              92276F100   57593  1788600   SH           Sole                     498100        1290500
48 Vornado Realty Trust   COM              929042109   36632   422900   SH           Sole                                    422900
49 Weingarten Realty
   Investors              COM              948741103   14970   395505   SH           Sole                                    395505
50 CMET Finance Holdings                   189758105     270     9000   SH           Sole                       9000
51 Extra Space Storage
   Inc                                     30225T102    7608   500000   SH           Sole                     447700          52300

   REPORT SUMMARY                    51 DATA RECORDS 1785316            0            OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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